Revenue and Geography Information (Details) - Schedule of location of company’s long-lived assets - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Revenue, Major Customer [Line Items]
Total	¥ 74,460	¥ 54,589
PRC [Member]
Revenue, Major Customer [Line Items]
Total	74,438	54,543
India [Member]
Revenue, Major Customer [Line Items]
Total	19	46
Mexico [Member]
Revenue, Major Customer [Line Items]
Total	¥ 3